Supplemental Data - Statements of Cash Flows (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Supplemental Data - Statements of Cash Flows
Schedule of supplemental cash flow and other non-cash data

	For the Three Months Ended
	March 31,
	2021	2020

	(In thousands)
Cash paid for interest	$211,139	$174,647
Cash received for interest	806	850
Cash paid for income taxes	404	130
Cash paid for income taxes to DISH Network	146,386	90,617

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Cash paid for interest	$632,506	$765,510	$793,506
Cash received for interest	3,548	30,041	6,043
Cash paid for income taxes	22,968	19,485	18,683
Cash paid for income taxes to DISH Network	473,793	245,028	302,329
Capitalized interest	—	440	1,071